                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 09/30/2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Johnson Illington Advisors LLC
Address:   677 Broadway
           Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne McKnight
Title:   Chief Compliance Officer
Phone:   518-641-6858


Signature, Place, and Date of Signing:


Dianne McKnight                     Albany  NY                   11/06/2007
---------------------------------   --------------------------   ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-11456

       ---------------------------    -----------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     54
                                            ---
Form 13F Information Table Value Total:     133,795
                                            ---------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

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
QUANTITY     CUSIP                 ISSUER               SYMBOL    PRICE     MARKET VALUE     CLASS   DISCRETION   VOTING AUTORITY
----------------------------------------------------------------------------------------------------------------------------------
  62,863   00817Y108   AETNA U S HEALTHCARE             AET      $ 54.27   $ 3,411,575.01   COMMON      SOLE          PARTIAL
    3212   464288661   Ishares Lehman Agg Fd            AGG      $100.02   $   321,264.24   COMMON      SOLE          PARTIAL
   24547   26874107    American Intl Group Inc          AIG      $ 67.65   $ 1,660,604.55   COMMON      SOLE          PARTIAL
   25590   20039103    Alltel Corp                      AT       $ 69.68   $ 1,783,111.20   COMMON      SOLE          PARTIAL
  49,614   25816109    AMERICAN EXPRESS CO              AXP      $ 59.37   $ 2,945,583.18   COMMON      SOLE          PARTIAL
  42,425   67383109    BARD, C R INC                    BCR      $ 88.19   $ 3,741,460.75   COMMON      SOLE          PARTIAL
  31,930   354613101   FRANKLIN RES INC COM             BEN      $127.50   $ 4,071,075.00   COMMON      SOLE          PARTIAL
  80,865   172967101   CITIGROUP INC.                   C        $ 46.67   $ 3,773,969.55   COMMON      SOLE          PARTIAL
  60,665   194162103   COLGATE PALMOLIVE CO             CL       $ 71.32   $ 4,326,627.80   COMMON      SOLE          PARTIAL
  37,377   20825C104   CONOCOPHILLIPS COM               COP      $ 87.77   $ 3,280,579.29   COMMON      SOLE          PARTIAL
 161,517   17275R102   CISCO SYS INC                    CSCO     $ 33.13   $ 5,351,058.21   COMMON      SOLE          PARTIAL
  62,322   126650100   CVS CORP                         CVS      $ 39.63   $ 2,469,820.86   COMMON      SOLE          PARTIAL
  52,410   237194105   DARDEN RESTAURANTS IN            DRI      $ 41.86   $ 2,193,882.60   COMMON      SOLE          PARTIAL
   98871   26441C105   Duke Energy Holdings Corp        DUK      $ 18.69   $ 1,847,898.99   COMMON      SOLE          PARTIAL
   85490   416515104   Ishares Msci Eafe Fd             EFA      $ 82.59   $ 7,060,619.10   ETF         SOLE          PARTIAL
  38,110   369550108   GENERAL DYNAMICS CORP            GD       $ 84.47   $ 3,219,151.70   COMMON      SOLE          PARTIAL
  81,500   369604103   GENERAL ELEC CO                  GE       $ 41.40   $ 3,374,100.00   COMMON      SOLE          PARTIAL
     815   464288612   Isharestr Lehman Inter Govt Cr   GVI      $100.97   $    82,290.55   ETF         SOLE          PARTIAL
  30,163   416515104   HARTFORD FINL SVCS GR            HIG      $ 92.55   $ 2,791,585.65   COMMON      SOLE          PARTIAL
  33,152   459200101   INTERNATIONAL BUSINES            IBM      $117.80   $ 3,905,305.60   COMMON      SOLE          PARTIAL
    2455   464288661   Ishares Tr Lehman 3-7 Yr Treas   IEI      $102.40   $   251,392.00   ETF         SOLE          PARTIAL
     291   464287705   S&p Midcap 400 Value Index       IJJ      $ 84.06   $    24,461.46   ETF         SOLE          PARTIAL
     529   464287606   S&p Midcap 400 Growth Index      IJK      $ 90.43   $    47,837.47   ETF         SOLE          PARTIAL
    2394   464287804   S&p Small Cap 600 Index          IJR      $ 69.75   $   166,981.50   ETF         SOLE          PARTIAL
     175   464287879   S&p Small Cap 600 Value Index    IJS      $ 75.45   $    13,203.75   ETF         SOLE          PARTIAL
     174   464287887   S&p Small Cap 600 Growth Index   IJT      $143.24   $    24,923.76   ETF         SOLE          PARTIAL
    5183   464287408   S&p 500 Value Index              IVE      $ 81.46   $   422,207.18   ETF         SOLE          PARTIAL
   11004   464287309   S&p 500 Growth Index             IVW      $ 71.16   $   783,044.64   ETF         SOLE          PARTIAL
  44,918   464287655   ISHARES TR RSSLL 2000            IWM      $ 80.06   $ 3,596,135.08   ETF         SOLE          PARTIAL
    3655   464287721   Ishares Tr Dow Jones Tech Inde   IYW      $ 62.80   $   229,534.00   ETF         SOLE          PARTIAL
    2655   464287713   Sector Spdr Dj Telecom           IYZ      $ 33.85   $    89,871.75   ETF         SOLE          PARTIAL
   44173   464287242   Ishares Iboxx Investop Investm   LQD      $105.49   $ 4,659,809.77   ETF         SOLE          PARTIAL
   48801   595635103   S&p Midcap Spdr                  MDY      $160.85   $ 7,849,640.85   ETF         SOLE          PARTIAL
  45,425   580645109   MCGRAW-HILL COMPANIES            MHP      $ 50.91   $ 2,312,586.75   COMMON      SOLE          PARTIAL
   67443   594918104   Microsoft Corp                   MSFT     $ 29.46   $ 1,986,870.78   COMMON      SOLE          PARTIAL
 224,265   68389X105   ORACLE SYS CORP                  ORCL     $ 21.65   $ 4,855,337.25   COMMON      SOLE          PARTIAL
  63,053   713448108   PEPSICO INC                      PEP      $ 73.26   $ 4,619,262.78   COMMON      SOLE          PARTIAL
 103,460   852061100   SPRINT NEXTEL CORP               S        $ 19.00   $ 1,965,740.00   COMMON      SOLE          PARTIAL
     250   464287457   Ishares Tr 1 3 Yr Treas Index    SHY      $ 81.26   $    20,315.00   COMMON      SOLE          PARTIAL
   85762   855030102   Staples Inc                      SPLS     $ 21.49   $ 1,843,025.38   COMMON      SOLE          PARTIAL
  52,183   78462F103   SPDR TR UNIT SER 1               SPY      $152.58   $ 7,962,082.14   ETF         SOLE          PARTIAL

  46,464   86764P109   SUNOCO INC                       SUN      $ 70.78   $ 3,288,721.92   COMMON      SOLE          PARTIAL
  77,425   913017109   UNITED TECHNOLOGIES C            UTX      $ 80.48   $ 6,231,164.00   COMMON      SOLE          PARTIAL
  74,754   92343V104   VERIZON COMMUNICATION            VZ       $ 44.28   $ 3,310,107.12   COMMON      SOLE          PARTIAL
  62,725   81369Y100   SECTOR SPDR TR SHS BE            XLB      $ 42.11   $ 2,641,349.75   ETF         SOLE          PARTIAL
    2305   81369y506   Sector Spdr Energy               XLE      $ 74.80   $   172,414.00   ETF         SOLE          PARTIAL
    3795   81369Y605   Sector Spdr Financial            XLF      $ 34.32   $   130,244.40   ETF         SOLE          PARTIAL
    4060   81369y704   Sector Spdr Industrial           XLI      $ 41.08   $   166,784.80   ETF         SOLE          PARTIAL
 132,365   81369Y803   SECTOR SPDR TR SH BN             XLK      $ 26.97   $ 3,569,884.05   ETF         SOLE          PARTIAL
    1960   81369Y308   S&p Consumer Staples Spdr        XLP      $ 27.98   $    54,840.80   ETF         SOLE          PARTIAL
  84,774   81369Y886   SECTOR SPDR TR SH BEN            XLU      $ 39.80   $ 3,374,005.20   ETF         SOLE          PARTIAL
    1900   81369Y209   S&p Healthcare Sector Spdr       XLV      $ 35.35   $    67,165.00   ETF         SOLE          PARTIAL
    1720   81369Y407   Sector Spdr Consumer Discretio   XLY      $ 36.83   $    63,347.60   ETF         SOLE          PARTIAL
  58,223   30231G102   EXXON CORPORATION                XOM      $ 92.56   $ 5,389,120.88   COMMON      SOLE          PARTIAL

   TOTAL                                                                      133,794,977